Schedule of investments
Macquarie Core Equity Fund
December 31, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 97.38%♦
Communication Services — 9.99%
Alphabet Class A	983,070	$ 186,095,151
AT&T	3,027,996	68,947,469
Live Nation Entertainment †	237,979	30,818,280
Meta Platforms Class A	160,829	94,166,988
		380,027,888
Consumer Discretionary — 8.06%
Amazon.com †	762,418	167,266,885
AutoZone †	22,041	70,575,282
Home Depot	176,946	68,830,225
		306,672,392
Consumer Staples — 3.66%
Costco Wholesale	109,340	100,184,962
Procter & Gamble	232,827	39,033,446
		139,218,408
Energy — 1.27%
ConocoPhillips	488,960	48,490,163
		48,490,163
Financials — 22.03%
Allstate	347,521	66,998,573
Ally Financial	732,861	26,390,325
American Express	240,205	71,290,442
Aon Class A	122,013	43,822,189
Blackstone	391,097	67,432,945
Capital One Financial	503,818	89,840,826
CME Group	309,633	71,906,071
Fiserv †	536,059	110,117,240
JPMorgan Chase & Co.	119,208	28,575,350
KKR & Co.	481,437	71,209,347
Mastercard Class A	117,787	62,023,100
Morgan Stanley	551,638	69,351,929
Progressive	248,572	59,560,337
		838,518,674
Healthcare — 7.31%
Abbott Laboratories	663,391	75,036,156
Danaher	226,677	52,033,705
HCA Healthcare	158,586	47,599,588
UnitedHealth Group	129,340	65,427,932
Vertex Pharmaceuticals †	94,525	38,065,218
		278,162,599
Industrials — 8.26%
Airbus ADR	1,475,468	58,775,268
Cummins	81,066	28,259,608
Eaton	44,262	14,689,230
Howmet Aerospace	945,351	103,393,039
Hubbell	89,111	37,327,707
Lockheed Martin	110,631	53,760,028
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Industrials (continued)
United Rentals	25,685	$ 18,093,541
		314,298,421
Information Technology — 31.22%
Apple	763,575	191,214,451
Applied Materials	395,094	64,254,137
CDW	189,166	32,922,451
Micron Technology	289,732	24,383,845
Microsoft	647,986	273,126,099
NVIDIA	1,529,105	205,343,510
Salesforce	222,145	74,269,738
SAP ADR	152,315	37,501,476
Seagate Technology Holdings	410,410	35,422,487
Taiwan Semiconductor Manufacturing ADR	584,716	115,475,563
TE Connectivity	257,972	36,882,257
Zebra Technologies Class A †	251,530	97,145,917
		1,187,941,931
Materials — 4.27%
Crown Holdings	616,059	50,941,919
Linde	139,741	58,505,364
Sherwin-Williams	155,733	52,938,319
		162,385,602
Utilities — 1.31%
NextEra Energy	694,437	49,784,189
		49,784,189
Total Common Stocks (cost $1,885,262,998)		3,705,500,267

Short-Term Investments — 2.70%
Money Market Mutual Funds — 2.70%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.37%)	25,701,350	25,701,350
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.38%)	25,701,349	25,701,349
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.46%)	25,701,349	25,701,349
NQ- IV001 [1224] 0225 (4220446)    1

Schedule of investments
Macquarie Core Equity Fund   (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.43%)	25,701,350	$ 25,701,350
Total Short-Term Investments (cost $102,805,398)		102,805,398

Total Value of Securities—100.08% (cost $1,988,068,396)		3,808,305,665
Liabilities Net of Receivables and Other Assets—(0.08%)		(3,059,027)
Net Assets Applicable to 212,399,024 Shares Outstanding—100.00%		$3,805,246,638

♦	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt

2    NQ- IV001 [1224] 0225 (4220446)